Cromwell Foresight Global Infrastructure Fund
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 71 .9%
Digital Infrastructure - 12 .8%
Cellnex Telecom SA
(a)
.................................................................. 73,451 $ 2,546,211
Chorus Ltd. ........................................................................... 172,893 959,732
Cordiant Digital Infrastructure Ltd. ........................................................ 948,683 1,243,958
Infrastrutture Wireless Italiane SpA
(a)
..................................................... 134,351 1,580,095
6,329,996
Diversified Infrastructure - 12 .1%
3i Infrastructure PLC ................................................................... 393,079 1,914,308
Infratil Ltd. ............................................................................ 320,585 2,301,262
International Public Partnerships Ltd. ..................................................... 594,642 1,004,807
Sequoia Economic Infrastructure Income Fund Ltd. ........................................ 729,266 765,176
5,985,553
Electrical Utilities - 11 .1%
Elia Group SA ......................................................................... 12,747 1,473,866
Hydro One Ltd.
(a)
....................................................................... 6,654 237,438
National Grid PLC ..................................................................... 171,160 2,461,810
SSE PLC ............................................................................. 55,923 1,313,030
5,486,144
Health Care - 0 .4%
Chartwell Retirement Residences ....................................................... 12,900 187,094
Renewable Energy - 24 .8%
Boralex, Inc. - Class A .................................................................. 102,442 2,000,395
Brookfield Renewable Partners LP ....................................................... 69,169 1,783,162
Clearway Energy, Inc. - Class C ......................................................... 66,516 1,879,077
Greencoat Renewables PLC ............................................................ 1,137,437 981,684
Greencoat UK Wind PLC ............................................................... 651,792 981,306
Grenergy Renovables SA
(b)
............................................................. 12,238 929,505
Northland Power, Inc. .................................................................. 120,911 2,024,742
Renewables Infrastructure Group Ltd. .................................................... 1,635,375 1,707,925
12,287,796
Transport - 6 .8%
Canadian National Railway Co. .......................................................... 7,422 700,060
Canadian Pacific Kansas City Ltd. ....................................................... 13,527 1,007,671
Transurban Group ..................................................................... 181,587 1,659,403
3,367,134
Utilities - 3 .9%
Severn Trent PLC ...................................................................... 16,633 580,518
Terna - Rete Elettrica Nazionale ......................................................... 135,165 1,372,830
1,953,348
TOTAL COMMON STOCKS (Cost $ 35,099,041 ) ........................................................... 35,597,065

Cromwell Foresight Global Infrastructure Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
REAL ESTATE INVESTMENT TRUSTS - 25 .1%
Digital Infrastructure - 16 .3%
American Tower Corp. .................................................................. 11,623 $ 2,235,335
Crown Castle, Inc. ..................................................................... 14,587 1,407,500
Digital Realty Trust, Inc. ................................................................ 10,713 1,852,063
Equinix, Inc. ........................................................................... 3,270 2,561,195
8,056,093
Diversified Infrastructure - 2 .0%
Easterly Government Properties, Inc. .................................................... 43,765 1,003,532
Health Care - 6 .8%
Healthpeak Properties, Inc. ............................................................. 70,020 1,340,883
Primary Health Properties PLC .......................................................... 540,155 665,527
Ventas, Inc. ........................................................................... 19,750 1,382,302
3,388,712
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $ 12,290,908 ) .......................................... 12,448,337
TOTAL INVESTMENTS - 97 .0% (Cost $ 47,389,949 ) ....................................................... $ 48,045,402
Other Assets in Excess of Liabilities - 3 .0% ................................................................ 1,466,458
TOTAL NET ASSETS - 100% ...........................................................................
$ 49,511,860
Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SA - Sociedad Anónima
SpA - Societa per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $4,363,744 or 8.8% of the Fund’s net assets.
(b)
Non-income producing security.